Statements of Consolidated Shareholders' Equity (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Apr. 30, 2018	Apr. 30, 2017	Apr. 30, 2016
Statement of Stockholders' Equity [Abstract]
Tax benefit of stock plans	$ 0.0	$ 0.0	$ 2.7